Share-based payments	12 Months Ended
Mar. 31, 2025
Disclosure of Share-based payments [Abstract]
Share-based payments
27.	Share-based payments

The Group had issued stock options under Associate Stock Option Plan (ASOP) 1999, ASOP 2000, ASOP 2002, ASOP 2005, ASOP 2007 and ASOP 2014.  The Compensation Committee grants the options on the basis of performance, criticality and potential of the employees as identified by the management. Each option entitles the holder to purchase one American Depository Share (ADS) at an exercise price determined by the Compensation committee on the date of the grant. There are no options outstanding in respect of ASOP 1999, ASOP 2000, ASOP 2002, ASOP 2005 and ASOP 2007 as of March 31, 2025. The plan details of ASOP 2014 are as follows:

Associate Stock Option Plan 2014

During July 2014, the shareholders of the Company approved a new scheme for allotment of shares to employees i.e. Associate Stock Option Plan 2014. 2,50,00,000 shares are reserved for this plan. Consequently 58,70,800 options were granted to the employees on January 20, 2015. The Company has granted an additional 25,000, 1,95,000, 4,65,000, 72,20,000. 3,35,000, 1,50,000, 5,25,000 and 1,84,300 options to employees during the year 2022-23, 2021-22, 2020-21, 2019-20, 2018-19, 2017-18, 2016-17 and 2015-16 respectively.

The options vest in the following manner:

4,304,600 Options (Option Plan I):
3/5th of the options vest at the end of one year from the date of grant. The remaining 2/5th vests at the end of every half year during second and third years from the date of grant in four equal instalments

6,612,700 Options (Option Plan II):	2/5th of the options vest at the end of one year from the date of grant. The remaining 3/5th vests at the end of every half year during second, third and fourth years in six equal instalments
4,052,800 Options (Option Plan III):	2/5th of the options vest at the end of two years from the date of grant. The remaining 3/5th vests at the end of every half year during third, fourth and fifth years in six equal instalments.

The stock options can be exercised within a period of twelve months from the date of last vesting.

As the number of stock options and the price of those options were made known to each allottee, the Plan has been considered as a fixed price grant. Stock option activity under the ASOP 2014 Plan is as follows:

	Number of options	Weighted average exercise price in ₹	Number of options	Weighted average exercise price in ₹	Number of options	Weighted average exercise price in ₹
No. of options granted, exercised and forfeited	2025	2025	2024	2024	2023	2023
Outstanding at the beginning of the year	6,329,187	90.12	6,972,978	92.60	7,232,978	87.82
Granted during the year	8,630,671	60.06	-	-	25,000	135.13
Forfeited during the year	(1,426,246)	60.06	(146,700)	90.12	(192,000)	89.64
Expired during the year	(11,420,954)	90.12	-	-	-	-
Exercised during the year	(770,976)	60.06	(497,091)	90.12	(93,000)	92.60
Outstanding at the end of the year	1,341,682	60.06	6,329,187	90.12	6,972,978	92.60
Exercisable at the end of the year	1,043,802	60.06	5,183,587	90.12	5,584,478	92.60

*
During the year there was a ratio change from the current ratio, where one (1) ADS represents one (1) equity share, to a new ratio, where one (1) ADS represents six (6) equity shares, with no change to the Company’s equity shares with effect from October 4, 2024.Outstanding options after ratio change is 223,606 at the end of March 31, 2025 out of which exercisable is 173,967 Options.

The fair value of stock options granted has been measured using the Black Scholes model at the date of the grant. The Black Scholes model includes assumptions regarding dividend yields, expected volatility, expected term (or “option life”) and risk free interest rates. In respect of the options granted, the expected term is estimated based on the vesting term, contractual term as well as expected exercise behavior of the employees receiving the option. Expected volatility of the option is based on historical volatility, during a period equivalent to the option life, of the observed market prices of the Company’s publicly traded equity shares. Share prices for the year 2011-12 have been eliminated in determining volatility as there had been extra ordinary price movements during the said period on account of capital infusion by promoters. Dividend yield of the options is based on the recent dividend activity. Risk-free interest rates are based on the Government securities yield in effect at the time of the grant. These assumptions reflect management’s best estimates, but these assumptions involve inherent market uncertainties based on market conditions generally outside the Company’s control. As a result, if other assumptions had been used in the current period, stock-based compensation expense could have been materially impacted. Further, if management uses different assumptions in the future periods, stock compensation expense could be materially impacted in future years.

The estimated fair value of stock options is charged to income on a straight-line basis over the requisite service period for each separately vesting portion of the award as if the award were, in substance, multiple awards.

A summary of information about fixed price stock options outstanding with respect to ASOP 2014 is furnished below:

As at	Range of exercise price in ₹	Number outstanding on March 31	Weighted average exercise price in ₹	Weighted average remaining contractual life	Number exercisable on March 31	Weighted average exercise price In ₹
March 31, 2025	34.62 - 135.28	1,341,682	60.06	0.09-2.82 Years	1,043,802	60.06
March 31, 2024	66.60 - 230.97	6,329,187	90.12	0.05-3.82 Years	5,183,587	90.12

March 31, 2023	66.60 - 230.97	6,972,978	92.60	0.06-4.82 Years	5,584,478	92.60